INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Number	Mar. 31, 2018	Mar. 31, 2017
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	45	48
Series Forty Seven [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	12	14
Series Forty Eight [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	9	10
Series Forty Nine [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	24	24